Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to income for Progressive and ARX incentive compensation plans for the years ended December 31, were:

	2016		2015		2014
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$386.8	$251.4	$337.7	$219.5	$266.2	$173.0
Equity incentive plans:
Equity awards	80.9	52.6	64.5	41.9	51.4	33.4
Liability awards	4.3	2.8	1.7	1.1	0	0

Assets Held in Deferral Plan Irrevocable Grantor Trust Account
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2016	2015
Progressive common shares[1]	$122.2	$108.5
Other investment funds[2]	136.9	124.8
Total	$259.1	$233.3
[1] Included 4.7 million and 4.4 million common shares as of December 31, 2016 and 2015, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2016		2015		2014
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	7,725,227	$23.37	9,051,564	$21.27	9,918,575	$20.13
Add (deduct):
Granted[2]	1,870,660	31.54	2,489,976	25.20	3,542,984	19.32
Vested	(2,422,700)	21.50	(3,682,644)	19.53	(4,228,673)	16.99
Forfeited	(221,814)	24.64	(133,669)	21.63	(181,322)	20.75
End of year[3,4]	6,951,373	$26.18	7,725,227	$23.37	9,051,564	$21.27
[1] Includes restricted stock units; 2015 and 2014 also include restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2016, 2015, and 2014, the number of units "granted" shown in the table above includes 165,045, 196,947, and 538,749 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2016, the number of shares included 1,892,924 performance-based units at their target amounts. We expect 3,186,065 units to vest based upon our current estimates of the likelihood of achieving the pre-determined performance goals applicable to each award.
4 At December 31, 2016, the total unrecognized compensation cost related to unvested equity awards was $86.4 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.1 years.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2016		2015		2014
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	89,427	$27.23	81,579	$25.45	93,254	$26.19
Add (deduct):
Granted	55,839	33.24	89,427	27.23	90,649	25.44
Vested	(89,427)	27.23	(81,579)	25.45	(93,254)	26.19
Forfeited	0	0	0	0	(9,070)	25.36
End of year	55,839	$33.24	89,427	$27.23	81,579	$25.45

Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
A summary of all ARX employee stock option activity since acquisition, follows:

	2016		2015
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	24,995	$526.46	NA	NA
At acquisition date 4/1/2015	NA	NA	26,000	$513.72
Add (deduct):
Exercised[1]	0	0	(1,005)	197.01
End of year	24,995	$526.46	24,995	$526.46
Exercisable, end of year	16,995	$438.77	12,995	$386.69
NA = Not Applicable
1 At the time of exercise in 2015, the value earned by the option holders was $1.1 million.

	2016		2015
Non-Vested Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	12,000	$677.81	NA	NA
At acquisition date 4/1/2015	NA	NA	14,800	$675.55
Add (deduct):
Vested	(4,000)	607.95	(2,800)	665.85
End of year[1]	8,000	$712.74	12,000	$677.81
NA = Not Applicable
1 At December 31, 2016 and 2015, the remaining unrecognized compensation cost related to unvested options was $1.6 million and $2.9 million, respectively, and the remaining weighted average vesting period on the unvested awards was 1.36 years and 1.72 years, respectively.